Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss [Abstract]
Schedule of financial liabilities held for trading at fair value through profit or loss
	2022	2021
	MCh$	MCh$

Financial derivative contracts	3,101,469	2,772,780
Other financial instruments	6,271	—
Total	3,107,740	2,772,780

Schedule of debt portfolio of derivative instruments
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	—	—	3,785,602	2,713,040	2,178,784	2,847,610	3,562,216	3,581,429	589,336	537,651	—	4,603	—	—	10,115,938	9,684,333	535,630	505,463
Interest rate swap	—	—	1,905,526	602,352	1,837,023	1,951,608	5,208,401	5,662,946	5,173,535	5,557,886	3,743,709	3,312,684	4,398,123	4,927,051	22,266,317	22,014,527	1,248,414	831,331
Interest rate swap and cross currency swap	—	—	307,672	158,302	584,427	436,814	1,327,828	2,567,509	3,271,782	2,857,645	1,872,025	2,017,579	2,844,395	2,673,152	10,208,129	10,711,001	1,311,871	1,432,801
Call currency options	—	—	17,387	6,828	18,726	9,360	26,020	24,579	—	341	—	—	—	—	62,133	41,108	1,665	2,726
Put currency options	—	—	20,572	5,457	27,620	26,668	27,610	27,599	—	2,631	—	—	—	—	75,802	62,355	3,889	459
Total	—	—	6,036,759	3,485,979	4,646,580	5,272,060	10,152,075	11,864,062	9,034,653	8,956,154	5,615,734	5,334,866	7,242,518	7,600,203	42,728,319	42,513,324	3,101,469	2,772,780